PURCHASE ADVANCES, NET (Details)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Purchase Advances [Line Items]
Total	¥ 12,654,546	$ 1,911,621	¥ 11,476,000
Third Party [Member]
Purchase Advances [Line Items]
Capitalized pre-contract costs	1,508,491	227,876	151,545
Capitalized contract costs	4,221,942	637,775	4,634,689
Prepayment for others	7,376,745	1,114,345	7,091,556
Allowance for doubtful accounts	(452,632)	(68,375)	(401,790)
Total	¥ 12,654,546	$ 1,911,621	¥ 11,476,000